Stockholders' Deficiency: Schedule of Stock Option Activities Table Text Block (Details) - $ / shares	3 Months Ended	15 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Details
Stock Options Granted	2,709,998	2,709,998
Stock Options Granted - Weighted Average Exercise Price	$ 2.2031	$ 2.2031
Stock Options Exercised - Weighted Average Exercise Price		$ (50,000)
Stock Options Outstanding	2,709,998	2,709,998
Stock Options Outstanding - Weighted Average Exercise Price	$ 2.2031	$ 2.2031